Consolidated Statements of Cash Flows (Parenthetical) £ in Millions		1 Months Ended			12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Nov. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Tax Benefit from Tax Cuts and Jobs Act of 2017	[1],[2]				$ 596,000,000		$ 10,660,000,000		$ 0
Tax benefits associated with the enactment of the TCJA	[3]				596,000,000		10,660,000,000		0
Loss on early retirement of debt		$ 999,000,000		$ 312,000,000	$ 3,000,000	[4]	999,000,000	[4]	$ 312,000,000	[4]
Senior Unsecured U.K. Pound Debt, 6.50%, Due 2038 [Member]
Loss on early retirement of debt		$ 846,000,000
U.K. Pound Denominated Debt [Member]
Loss on exchange of debt							747,000,000
Senior Notes [Member] | Senior Unsecured U.K. Pound Debt, 6.50%, Due 2038 [Member]
Amount of debt exchanged			£ 833				$ 1,100,000,000
Interest rate, percentage		6.50%					6.50%
Senior Notes [Member] | Senior Unsecured U.K. Pound Debt, 2.735%, Due 2043 [Member]
Interest rate, percentage		2.735%					2.735%
Debt instrument, face amount		$ 1,800,000,000					$ 1,800,000,000

[1]	Amounts may not add due to rounding.
[2]	As a result of the enactment of the TCJA in December 2017, Pfizer’s Provision/(benefit) for taxes on income (i) for the year ended December 31, 2017 was favorably impacted by approximately $10.7 billion, primarily reflecting the remeasurement of U.S. deferred tax liabilities, which includes the repatriation tax on deemed repatriated accumulated post-1986 earnings of foreign subsidiaries and (ii) for the year ended December 31, 2018 was favorably impacted by approximately $600 million, primarily related to certain tax initiatives associated with the TCJA, as well as favorable adjustments to the provisional estimates of the legislation. See Note 5A. Tax Matters: Taxes on Income from Continuing Operations for additional information.
[3]	The 2018 current tax benefit and deferred tax expense primarily relate to the utilization of tax credit carryforwards against the repatriation tax liability associated with the enactment of the TCJA. See discussion below and Note 5C.
[4]	In 2017 and 2016, represents net losses due to the early retirement of debt, inclusive of the related termination of cross currency swaps in 2017 and inclusive of the related termination of interest rate swaps in 2016.